CONTINGENT LIABILITIES AND COMMITMENTS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Payments in respect of settlements, reimbursement rights			£ 217
Gross loan commitments	£ 135,098	£ 135,629
Capital commitments	378	444
Amounts Related To Assets To Be Leased Under Operating Leases Signage	369	440
Legal proceedings contingent liability [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Increase (Decrease) In Current Tax Liability	770
Increase (decrease) in deferred tax liability (asset)	(250)
Irrevocable Loan Commitments [Member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Gross loan commitments	£ 64,884	£ 65,946